SHARE-BASED PAYMENTS - Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2019 CAD ($) Share Year	Dec. 31, 2018 CAD ($) Share Year	Dec. 31, 2017 CAD ($) Share
Disclosure Of Share Based Payments [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	1,321,288	1,229,040	615,843
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 14.26	$ 15.00	$ 16.00
Number of share options exercisable in share-based payment arrangement | Share	195,688	299,040
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 12.00	$ 18.32
$5.00 to $9.99 [Member]
Disclosure Of Share Based Payments [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	22,280	22,280
Weighted average remaining contractual life of outstanding share options | Year	1.19	2.19
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 9.89	$ 9.89
Number of share options exercisable in share-based payment arrangement | Share	22,280	22,280
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 9.89	$ 9.89
$10.00 to $14.99 [Member]
Disclosure Of Share Based Payments [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	1,011,008	1,105,746
Weighted average remaining contractual life of outstanding share options | Year	4.15	5.21
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 13.65	$ 13.67
Number of share options exercisable in share-based payment arrangement | Share	173,408	175,746
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 12.27	$ 12.27
$15.00 to $19.99 [Member]
Disclosure Of Share Based Payments [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	288,000	1,169
Weighted average remaining contractual life of outstanding share options | Year	5.58	0.75
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 16.76	$ 19.82
Number of share options exercisable in share-based payment arrangement | Share	0	1,169
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 0	$ 19.82
$20.00 and over [Member]
Disclosure Of Share Based Payments [Line Items]
Number of share options outstanding in share-based payment arrangement | Share		99,845
Weighted average remaining contractual life of outstanding share options | Year		0.21
Weighted average exercise price of share options outstanding in share-based payment arrangement | $		$ 30.84
Number of share options exercisable in share-based payment arrangement | Share		99,845
Weighted average exercise price of share options exercisable in share-based payment arrangement | $		$ 30.84